Provision	12 Months Ended
Mar. 31, 2020
Provisions [Abstract]
Provision
35)	PROVISIONS

	As at March 31
Particulars	2019	2020
Provision for litigations	-	30,800
Total	-	30,800

During the year ended March 31, 2020, the Group has recorded provisions in relation to ongoing litigations, which represent the best estimate of the expenditure to be incurred.  The matters are currently pending at the Court and their outcome is uncertain.